PRIVATE PLACEMENT (Details) - USD ($)			3 Months Ended	12 Months Ended
	Nov. 10, 2020	Oct. 06, 2020	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)					39,000,000
Exercise price					$ 11.50
Private Placement Warrants. | Sponsor | Apollo Strategic Growth Capital
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)	890,800	11,333,334
Aggregate purchase price	$ 1,336,200	$ 17,000,000
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			30 days	30 days
Private Placement. | Private Placement Warrants. | Apollo Strategic Growth Capital
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)			12,224,134	12,224,134
Price of warrants			$ 1.50	$ 1.50
Aggregate purchase price			$ 18,336,200	$ 18,336,200